SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for doubtful accounts of accounts receivables and other receivables:
Valuation And Qualifying Accounts
Balance at Beginning of Year	7,756	3,183	2,945
Charge to Costs and Expenses	4,770	4,573	1,238
Write off	(6,049)		(1,000)
Balance at end of Year	6,477	7,756	3,183
Valuation allowance for deferred tax assets
Valuation And Qualifying Accounts
Balance at Beginning of Year	51,596	36,283	21,552
Charge to Costs and Expenses	29,693	22,158	18,792
Addition due to acquisition		3,139	1,597
Charge Taken Against Allowance	(18,421)	(9,984)	(5,658)
Balance at end of Year	62,868	51,596	36,283